Correction of Errors (Narrative) (Details) - CAD ($) $ in Thousands		12 Months Ended
		Jul. 31, 2019		Jul. 31, 2018
Correction Of Errors [Line Items]
Deferred tax liability	[1]	$ 6,023
Deficit		(112,742)	[1]	$ (43,134)
Net loss		(69,608)	[1]	$ (23,350)
Impairment loss on inventory	[1]	19,335
Correction
Correction Of Errors [Line Items]
Deferred tax liability		(14,373)
Deficit		14,373
Net loss		14,373
Impairment loss on inventory		0
Adjustments
Correction Of Errors [Line Items]
Deferred tax liability		0
Deficit		(2,417)
Net loss		(2,417)
Impairment loss on inventory		$ 2,417

[1]	Restated